Debt (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Debt

	As at December 31,
	2019	2018
Current:
Lease liabilities (b)	7,990	6,506
Secured equipment loans (c)	6,626	3,350
Lease related obligations (d)	1,844	-
	16,460	9,856
Long-term:
Senior secured notes (a)	317,728	331,683
Lease liabilities (b)	11,107	7,604
Secured equipment loans (c)	18,746	6,338
Lease related obligations (d)	9,444	-
	357,025	345,625
Total debt	373,485	355,481

Continuity of Total Debt
The following schedule shows the continuity of total debt for the year ended December 31, 2019:

	As at December 31,
	2019	2018
Total debt as at January 1	355,481	329,218
Lease additions on initial application of IFRS 16 (Note 2.5)	5,962	-
Lease additions	11,295	-
Equipment loan net proceeds	21,852	8,943
Lease related obligations on sale leaseback transaction	12,161	-
Lease liabilities and equipment loans repayments	(18,920)	(12,293)
Unrealized foreign exchange gain	(16,654)	27,428
Amortization of deferred financing charges	2,308	2,185
Total debt as at December 31	373,485	355,481